Loans and Allowance for Credit Losses - Changes in Accretable Balance for Purchased Impaired Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deteriorated Loans Transferred in [Abstract]
Balance at beginning of period	$ 1,309	$ 1,655	$ 1,709
Accretion	(382)	(441)	(499)
Disposals	(132)	(131)	(172)
Reclassifications from nonaccretable difference	163	229	258
Other	(1)	(3)	359
Balance at end of period	$ 957	$ 1,309	$ 1,655